Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Sales	$ 8,551.9	$ 7,998.7	$ 7,500.2
Cost of sales:
Food and beverage	2,628.6	2,460.6	2,173.6
Restaurant labor	2,698.0	2,502.0	2,396.9
Restaurant expenses	1,334.4	1,200.6	1,129.0
Total cost of sales, excluding restaurant depreciation and amortization of $373.7, $326.9 and $295.6, respectively	6,661.0	6,163.2	5,699.5
Selling, general and administrative	847.8	746.8	742.7
Depreciation and amortization	394.8	349.1	316.8
Interest, net	125.9	101.6	93.6
Total costs and expenses	8,029.5	7,360.7	6,852.6
Earnings before income taxes	522.4	638.0	647.6
Income taxes	109.8	161.5	168.9
Earnings from continuing operations	412.6	476.5	478.7
Losses from discontinued operations, net of tax benefit of $0.4, $0.7, and $1.5, respectively	(0.7)	(1.0)	(2.4)
Net earnings	$ 411.9	$ 475.5	$ 476.3
Basic net earnings per share:
Earnings from continuing operations (in dollars per share)	$ 3.20	$ 3.66	$ 3.50
Losses from discontinued operations (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)
Net earnings (in dollars per share)	$ 3.19	$ 3.65	$ 3.48
Diluted net earnings per share:
Earnings from continuing operations (in dollars per share)	$ 3.14	$ 3.58	$ 3.41
(Losses) earnings from discontinued operations, Diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)
Net earnings (in dollars per share)	$ 3.13	$ 3.57	$ 3.39
Average number of common shares outstanding:
Basic (shares)	129.0	130.1	136.8
Diluted (shares)	131.6	133.2	140.3
Dividends declared per common share (in dollars per share)	$ 2.00	$ 1.72	$ 1.28